Other Income	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Other Income
(16)	Other Income

During the years ended December 31, 2016, 2017 and 2018, Other Income consisted of the followings.

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Gain from disposal of investments in affiliated companies (note (8))	97,124	13,852	10	1
Gain/(Loss) from disposal of subsidiaries (note 2(b),6(b))	34,339	8,416	(19,024)	(2,767)
Amortization of government grants received in related to long-term assets (note 2(k))	49,362	49,669	56,362	8,198
Government grants intended to compensate for expenses or losses (note 2(k),(ii))	29,261	8,908	25,833	3,757
Gain from extinguishment of accounts payables (i)	22,165	24,405	11,834	1,721
Others	14,716	12,279	7,475	1,088
Total other income	246,967	117,529	82,490	11,998

(i) For year ended December 31, 2016, 2017 and 2018, the Company successfully negotiated with certain suppliers, and these suppliers agreed to waive partial amount of the long ageing accounts payables. Total amount waived by the suppliers in 2016, 2017 and 2018 was RMB 22,165, RMB 24,405 and RMB 11,834 (US$ 1,721), which was included in Other Income in the Consolidated Statements of Comprehensive Loss.

(ii) In 2018, RMB 18,020 out of RMB 25,833 of the “Government grants intended to compensate for expenses or losses” received in prior years was reclassified from “deferred other income” in the Consolidated Balance Sheets as of December 31, 2017 to “other income”, because the such R&D expenditures supported by the government grants were actually incurred in 2018.